Fair value (Tables)	12 Months Ended
Mar. 31, 2016
Fair Value
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

	Yen in millions
	Fair Value at	Fair Value Measurements Using Inputs Considered as
	March 31, 2015	Level 1	Level 2	Level 3
Assets:
Marketable securities	¥19,383	¥19,053	330	—
Derivatives	55	47	8	—

Total assets:	¥19,438	¥19,100	¥338	—

Liabilities:
Derivatives	¥2,062	¥324	¥1,738	—

	Yen in millions
	Fair Value at	Fair Value Measurements Using Inputs Considered as
	March 31, 2016	Level 1	Level 2	Level 3
Assets:
Marketable securities	¥13,508	¥13,227	¥281	—
Derivatives	103	48	55	—

Total assets:	¥13,611	¥13,275	¥336	—

Liabilities:
Derivatives	¥1,410	¥254	¥1,156	—

Fair Value, by Balance Sheet Grouping

	Yen in millions		Yen in millions
	March 31, 2015		March 31, 2016
	Carrying amount	Estimated fair value	Carrying amount	Estimated Fair value
Asset (Liability):
Cash and cash equivalents	¥269,902	¥269,902	¥305,942	¥305,942
Short-term investments	2	2	1,947	1,947
Long-term investments	160	160	38	38
Short-term loan receivable	171	171	49	49
Long-term loan receivable	42	41	134	135
Short-term borrowings	(52,401)	(52,401)	(81,092)	(81,092)
Long-term debt including the current portion and excluding capital lease obligation and bonds	(55,161)	(55,099)	(60,941)	(61,066)
Bonds including the current portion	¥(171,455)	¥(183,687)	¥(150,000)	¥(151,541)